Authorization of the consolidated financial statements	12 Months Ended
Dec. 31, 2024
Authorization of the consolidated financial statements [Abstract]
Authorization of the consolidated financial statements
29	Authorization of the consolidated financial statements

The consolidated financial statements of the Company were authorized by Verónica Tego on October 1, 2025, in her capacity as Director of Administration and Finance, as well as by the Board of Directors on the same date.